Submission	Jan. 21, 2026
Submission [Line Items]
Central Index Key	0000895531
Registrant Name	Invesco California Value Municipal Income Trust
Registration File Number	333-290221
Form Type	N-2
Submission Type	N-2/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A